Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (9,067,879)	$ (6,608,720)
Property and equipment, net	22,609,391	32,489,158
Miners for Bitcoins [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	32,006,128	33,268,859
Miners for ETH [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 211,142	$ 5,829,019